Quarterly Holdings Report
for
Fidelity Advisor® Diversified International Fund
January 31, 2026
ADIF-NPRT1-0426
1.813040.121
Common Stocks - 96.2%
	Shares	Value ($)
AUSTRALIA - 0.9%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Aristocrat Leisure Ltd	237,975	8,875,636
Materials - 0.4%
Metals & Mining - 0.4%
Rio Tinto PLC	74,500	6,796,958
TOTAL AUSTRALIA		15,672,594
BELGIUM - 2.2%
Financials - 1.4%
Banks - 1.4%
KBC Group NV	170,700	24,058,136
Health Care - 0.8%
Pharmaceuticals - 0.8%
Financiere de Tubize SA	7,561	1,922,442
UCB SA	40,158	12,157,368
TOTAL HEALTH CARE		14,079,810
TOTAL BELGIUM		38,137,946
CANADA - 3.3%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Dollarama Inc	78,400	10,565,417
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Cameco Corp	21,884	2,706,631
Canadian Natural Resources Ltd	357,202	13,281,781
Imperial Oil Ltd	141,974	14,343,895
TOTAL ENERGY		30,332,307
Materials - 1.0%
Metals & Mining - 1.0%
Franco-Nevada Corp	73,489	17,202,573
TOTAL CANADA		58,100,297
CHILE - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
Antofagasta PLC	351,600	17,550,961
CHINA - 1.3%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
Prosus NV Class N	311,900	17,934,647
Industrials - 0.3%
Machinery - 0.3%
Airtac International Group	125,000	4,514,494
TOTAL CHINA		22,449,141
DENMARK - 2.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Novo Nordisk A/S Series B	135,700	8,057,764
Industrials - 1.9%
Air Freight & Logistics - 1.9%
DSV A/S	115,900	32,542,176
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	49,400	3,024,210
TOTAL DENMARK		43,624,150
FINLAND - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	234,300	1,509,105
FRANCE - 5.0%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Orange SA	457,000	8,495,649
Consumer Discretionary - 1.0%
Textiles, Apparel & Luxury Goods - 1.0%
LVMH Moet Hennessy Louis Vuitton SE	27,756	17,913,851
Consumer Staples - 0.3%
Food Products - 0.3%
Danone SA	66,900	5,242,281
Financials - 0.2%
Capital Markets - 0.2%
Amundi SA (b)(c)	46,042	4,090,463
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
EssilorLuxottica SA	11,685	3,572,124
Industrials - 1.9%
Aerospace & Defense - 1.5%
Airbus SE	21,400	4,899,530
Safran SA	57,558	20,564,981
		25,464,511
Electrical Equipment - 0.4%
Legrand SA	45,641	7,286,951
TOTAL INDUSTRIALS		32,751,462
Materials - 0.9%
Chemicals - 0.9%
Air Liquide SA	83,918	15,714,690
TOTAL FRANCE		87,780,520
GERMANY - 10.2%
Financials - 4.2%
Banks - 0.4%
Commerzbank AG	163,200	6,710,750
Capital Markets - 0.7%
Deutsche Boerse AG	50,168	12,703,811
Insurance - 3.1%
Allianz SE	65,590	28,880,732
Hannover Rueck SE	37,336	10,568,387
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	22,782	13,807,637
		53,256,756
TOTAL FINANCIALS		72,671,317
Health Care - 0.8%
Health Care Providers & Services - 0.8%
Fresenius SE & Co KGaA	266,300	14,902,247
Industrials - 3.1%
Aerospace & Defense - 0.7%
Rheinmetall AG	5,804	12,256,313
Electrical Equipment - 1.3%
Siemens Energy AG (a)	123,500	21,160,779
Industrial Conglomerates - 1.1%
Siemens AG	65,580	19,826,821
TOTAL INDUSTRIALS		53,243,913
Information Technology - 1.1%
Software - 1.1%
SAP SE	92,874	18,553,295
Materials - 1.0%
Construction Materials - 1.0%
Heidelberg Materials AG	61,800	16,925,215
TOTAL GERMANY		176,295,987
HONG KONG - 2.1%
Financials - 2.1%
Insurance - 2.1%
AIA Group Ltd	1,995,582	23,023,992
Prudential PLC	782,200	12,847,828

TOTAL HONG KONG		35,871,820
INDIA - 0.3%
Financials - 0.3%
Banks - 0.2%
HDFC Bank Ltd	337,300	3,418,283
Capital Markets - 0.1%
Fairfax India Holdings Corp Subordinate Voting Shares (a)(b)(c)	60,124	1,026,918
TOTAL INDIA		4,445,201
IRELAND - 0.7%
Industrials - 0.7%
Building Products - 0.7%
Kingspan Group PLC	140,311	12,224,347
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (a)	54,100	1,843,727
ITALY - 4.3%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Lottomatica Group Spa	248,000	6,090,992
Consumer Staples - 0.9%
Beverages - 0.9%
Coca-Cola HBC AG	293,000	15,836,599
Financials - 2.4%
Banks - 2.4%
FinecoBank Banca Fineco SpA	439,767	11,650,559
Intesa Sanpaolo SpA	1,488,100	10,534,843
UniCredit SpA	213,936	18,643,679
TOTAL FINANCIALS		40,829,081
Industrials - 0.7%
Machinery - 0.2%
Interpump Group SpA	61,800	3,580,686
Passenger Airlines - 0.5%
Ryanair Holdings PLC ADR	131,858	9,309,175
TOTAL INDUSTRIALS		12,889,861
TOTAL ITALY		75,646,533
JAPAN - 19.0%
Communication Services - 0.6%
Entertainment - 0.6%
Nintendo Co Ltd	156,300	9,678,965
Consumer Discretionary - 1.0%
Automobiles - 0.4%
Toyota Motor Corp	314,400	7,126,035
Household Durables - 0.1%
Panasonic Holdings Corp	124,400	1,705,611
Specialty Retail - 0.5%
Fast Retailing Co Ltd	21,116	8,022,880
TOTAL CONSUMER DISCRETIONARY		16,854,526
Consumer Staples - 0.0%
Food Products - 0.0%
Kotobuki Spirits Co Ltd	19,500	225,290
Financials - 2.8%
Banks - 1.5%
Sumitomo Mitsui Financial Group Inc	685,030	24,106,515
Capital Markets - 0.3%
Nomura Holdings Inc	569,000	5,156,470
Financial Services - 0.6%
ORIX Corp	365,971	11,153,114
Insurance - 0.4%
Tokio Marine Holdings Inc	208,471	7,770,246
TOTAL FINANCIALS		48,186,345
Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
Hoya Corp	139,785	23,366,748
Industrials - 8.6%
Building Products - 0.2%
Daikin Industries Ltd	24,900	2,983,776
Industrial Conglomerates - 2.7%
Hitachi Ltd	1,364,040	47,332,373
Machinery - 2.8%
Ebara Corp	391,700	11,784,409
Hoshizaki Corp	22,800	750,031
Japan Steel Works Ltd/The	54,200	2,989,125
Kawasaki Heavy Industries Ltd	85,500	7,113,030
Mitsubishi Heavy Industries Ltd	901,618	26,547,187
		49,183,782
Professional Services - 0.3%
BayCurrent Inc	99,659	3,503,778
Visional Inc (a)	24,600	1,354,144
		4,857,922
Trading Companies & Distributors - 2.6%
ITOCHU Corp	1,898,075	24,300,245
Marubeni Corp	227,900	7,532,363
Sumitomo Corp	188,200	7,642,631
Toyota Tsusho Corp	168,200	6,092,848
		45,568,087
TOTAL INDUSTRIALS		149,925,940
Information Technology - 4.0%
IT Services - 0.9%
Fujitsu Ltd	491,153	13,647,071
NEC Corp	41,000	1,380,266
		15,027,337
Semiconductors & Semiconductor Equipment - 2.9%
Advantest Corp	141,500	23,319,705
Disco Corp	4,600	1,960,753
Renesas Electronics Corp	1,214,644	20,194,011
Tokyo Electron Ltd	19,500	5,195,952
		50,670,421
Technology Hardware, Storage & Peripherals - 0.2%
FUJIFILM Holdings Corp	179,014	3,575,851
TOTAL INFORMATION TECHNOLOGY		69,273,609
Materials - 0.7%
Chemicals - 0.7%
Nissan Chemical Corp	93,800	3,226,269
Shin-Etsu Chemical Co Ltd	279,454	9,189,729
TOTAL MATERIALS		12,415,998
TOTAL JAPAN		329,927,421
KOREA (SOUTH) - 2.5%
Information Technology - 2.5%
Semiconductors & Semiconductor Equipment - 1.5%
SK Hynix Inc	40,380	25,301,345
Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co Ltd	164,920	18,245,752
TOTAL KOREA (SOUTH)		43,547,097
MEXICO - 0.2%
Materials - 0.2%
Construction Materials - 0.2%
Cemex SAB de CV ADR	348,400	4,348,032
NETHERLANDS - 4.2%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE (a)	5,795	4,873,430
Industrials - 0.3%
Professional Services - 0.3%
Wolters Kluwer NV	62,939	5,910,168
Information Technology - 3.6%
Semiconductors & Semiconductor Equipment - 3.6%
ASM International NV	10,000	8,413,614
ASML Holding NV depository receipt	35,450	50,445,350
BE Semiconductor Industries NV	20,345	3,967,073
TOTAL INFORMATION TECHNOLOGY		62,826,037
TOTAL NETHERLANDS		73,609,635
PORTUGAL - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	18,100	427,165
SINGAPORE - 1.3%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Sea Ltd Class A ADR (a)	30,900	3,599,541
Financials - 1.1%
Banks - 1.1%
DBS Group Holdings Ltd	411,400	19,145,413
TOTAL SINGAPORE		22,744,954
SPAIN - 4.5%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Industria de Diseno Textil SA	80,170	5,216,673
Financials - 4.2%
Banks - 4.2%
Banco Santander SA	3,370,605	43,036,118
CaixaBank SA	2,333,222	30,798,972
TOTAL FINANCIALS		73,835,090
TOTAL SPAIN		79,051,763
SWEDEN - 3.0%
Financials - 1.2%
Financial Services - 1.2%
Investor AB B Shares	525,891	20,262,227
Industrials - 1.3%
Building Products - 0.4%
Assa Abloy AB B Shares	189,000	7,642,013
Machinery - 0.9%
Atlas Copco AB A Shares	409,800	8,450,977
Epiroc AB A Shares	108,100	3,030,388
Indutrade AB	123,971	2,908,778
		14,390,143
TOTAL INDUSTRIALS		22,032,156
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Hexagon AB B Shares	845,000	9,527,407
Software - 0.0%
Kry International Ab (a)(d)(e)	15,457	239,468
TOTAL INFORMATION TECHNOLOGY		9,766,875
TOTAL SWEDEN		52,061,258
SWITZERLAND - 1.8%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Cie Financiere Richemont SA Series A	80,224	15,572,258
Financials - 0.9%
Insurance - 0.9%
Zurich Insurance Group AG	21,000	14,939,861
TOTAL SWITZERLAND		30,512,119
TAIWAN - 2.1%
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	111,867	36,978,756
UNITED KINGDOM - 16.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Zegona Communications plc	92,183	1,986,682
Consumer Discretionary - 1.7%
Hotels, Restaurants & Leisure - 1.5%
Compass Group PLC	418,758	12,556,642
InterContinental Hotels Group PLC	98,778	13,315,275
		25,871,917
Leisure Products - 0.2%
Games Workshop Group PLC	19,728	4,602,615
TOTAL CONSUMER DISCRETIONARY		30,474,532
Consumer Staples - 1.3%
Tobacco - 1.3%
British American Tobacco PLC	360,900	21,803,269
Financials - 6.8%
Banks - 5.4%
HSBC Holdings PLC	311,500	5,495,148
Lloyds Banking Group PLC	26,153,400	39,052,377
NatWest Group PLC	3,890,600	35,461,983
Standard Chartered PLC	370,600	9,482,331
Starling Bank Ltd (d)(e)	1,191,700	3,668,991
		93,160,830
Capital Markets - 1.2%
3i Group PLC	256,281	11,773,324
London Stock Exchange Group PLC	85,355	9,486,132
		21,259,456
Insurance - 0.2%
Admiral Group PLC	72,900	2,743,200
TOTAL FINANCIALS		117,163,486
Health Care - 1.7%
Health Care Equipment & Supplies - 0.4%
Convatec Group PLC (b)(c)	2,280,000	7,175,627
Pharmaceuticals - 1.3%
Astrazeneca PLC	117,989	21,983,014
TOTAL HEALTH CARE		29,158,641
Industrials - 3.8%
Aerospace & Defense - 2.8%
BAE Systems PLC	429,393	11,656,708
Rolls-Royce Holdings PLC	2,238,538	37,421,588
		49,078,296
Professional Services - 0.7%
Intertek Group PLC	59,400	3,628,339
RELX PLC (Netherlands)	227,972	8,128,416
		11,756,755
Trading Companies & Distributors - 0.3%
RS GROUP PLC	595,292	5,457,604
TOTAL INDUSTRIALS		66,292,655
Utilities - 0.7%
Electric Utilities - 0.7%
SSE PLC	343,291	11,410,117
TOTAL UNITED KINGDOM		278,289,382
UNITED STATES - 7.5%
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Shell PLC	736,301	28,303,050
Health Care - 1.4%
Health Care Equipment & Supplies - 0.5%
Alcon AG	110,074	8,887,936
Pharmaceuticals - 0.9%
GSK PLC	70,500	1,823,247
Roche Holding AG non-voting shares	30,270	13,764,978
		15,588,225
TOTAL HEALTH CARE		24,476,161
Industrials - 2.3%
Electrical Equipment - 1.7%
Schneider Electric SE	99,619	28,560,964
Professional Services - 0.2%
Experian PLC	108,090	4,093,880
Trading Companies & Distributors - 0.4%
Ferguson Enterprises Inc (United Kingdom)	27,997	7,064,308
TOTAL INDUSTRIALS		39,719,152
Materials - 2.2%
Chemicals - 0.1%
Linde PLC	5,642	2,578,225
Construction Materials - 2.1%
CRH PLC (United Kingdom)	174,247	21,186,968
Holcim AG	146,739	15,124,224
		36,311,192
TOTAL MATERIALS		38,889,417
TOTAL UNITED STATES		131,387,780
TOTAL COMMON STOCKS (Cost $1,016,833,226)		1,674,037,691

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Valsoft Corp Series A-1.2 (d)(e)	70	693,189
Valsoft Corp Series A-1.3 (d)(e)	25	247,568
Valsoft Corp Series A-1.4 (d)(e)	32	316,886

TOTAL CANADA		1,257,643
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (a)(d)(e)	10,541	2,287,168
UNITED STATES - 0.3%
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Wasabi Holdings Inc Series C (a)(d)(e)	372,910	4,881,392
Wasabi Holdings Inc Series D (a)(d)(e)	39,419	750,144
Wasabi Holdings Inc Series D1 (d)(e)	17,786	324,061

TOTAL UNITED STATES		5,955,597
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,175,692)		9,500,408

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
GERMANY - 0.3%
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Sartorius AG (Cost $6,104,584)	20,474	5,722,596

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $45,488,574)	3.70	45,479,830	45,488,926

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $1,077,602,076)	1,734,749,621
NET OTHER ASSETS (LIABILITIES) - 0.4%	6,974,843
NET ASSETS - 100.0%	1,741,724,464

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,293,008 or 0.7% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $12,293,008 or 0.7% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,408,867 or 0.8% of net assets.

(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/3/2022	2,738,515

Kry International Ab	5/14/2021 - 10/30/2024	1,022,023

Starling Bank Ltd	6/18/2021 - 4/5/2022	2,273,444

Valsoft Corp Series A-1.2	3/14/2025	819,960

Valsoft Corp Series A-1.3	3/17/2025	248,171

Valsoft Corp Series A-1.4	3/17/2025	421,167

Wasabi Holdings Inc Series C	3/31/2021	4,051,518

Wasabi Holdings Inc Series D	9/9/2022	560,006

Wasabi Holdings Inc Series D1	11/14/2025	336,355

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	36,599,527	93,278,900	84,387,746	328,208	(1,755)	-	45,488,926	45,479,830	0.1%
Fidelity Securities Lending Cash Central Fund	17,082,992	26,344,742	43,427,396	12,391	(338)	-	-	-	0.0%
Total	53,682,519	119,623,642	127,815,142	340,599	(2,093)	-	45,488,926

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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